Segment Information - Reconciliation of Segment EBITDA to Loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Segment EBITDA	$ (8,087)	$ (4,478)	$ (12,829)	$ (10,714)
Depreciation and amortization	196	169	388	1,867
Loss on sale of investment (note 8)	3,686	1,102	7,570	1,102
Unrealized foreign exchange loss	(4,224)	(141)	(5,427)	1,795
Gain on deconsolidation (note 5)	0	(13,266)	0	(13,266)
Interest on long-term debt and accretion of royalty payable	166	288	358	603
Interest and other income, net of bank charges	147	(95)	(502)	(21)
Loss before income taxes in continuing operations	(5,092)
Income (loss) before income taxes	(5,009)	4,231	(10,214)	(11,659)
Operating Segments
Segment Reporting Information [Line Items]
Segment EBITDA	(8,087)	(4,478)	(12,829)	(10,714)
Operating Segments | Cespira
Segment Reporting Information [Line Items]
Segment EBITDA	(6,916)	(1,507)	(11,536)	(1,507)
Corporate
Segment Reporting Information [Line Items]
Corporate and unallocated operating expenses	$ 3,950	$ 4,741	$ 6,534	$ 10,372